Financial instruments and financial risk management - Fair value (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Assets carried at fair value	€ 168,908	€ 6,832	€ 6,814
Assets carried at fair value	168,908	6,832	6,814
Transfers out of Level 1 to Level 2 assets	0
Transfers out of Level 1 to Level 2 liabilities	0
Transfers out of Level 2 to Level 1 assets	0
Transfers out of Level 2 to Level 1 liabilities	0
Transfer into level 3 assets	0
Transfer out of level 3 assets	0
Transfer into level 3 liabilities	0
Transfer out of level 3 liabilities	0
Level 1
Disclosure of fair value measurement of assets [line items]
Current financial assets	168,907	6,831	6,813
Assets carried at fair value	168,907	6,831	6,813
Assets carried at fair value	€ 168,907	6,831	6,813
Level 3
Disclosure of fair value measurement of assets [line items]
Non-current financial assets		1	1
Assets carried at fair value		1	1
Assets carried at fair value		€ 1	€ 1